GS Mortgage Securities Corp ABS-15G

Exhibit 99.6 - Schedule 3

ATR QM Data Fields
Loans in Report: 8

Loan Number	DD Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXX	XXXXXXXX	Non-QM/compliant	No	Yes
XXXXXXXX	XXXXXXXX	Non-QM/compliant	No	Yes
XXXXXXXX	XXXXXXXX	Non-QM/compliant	No	Yes
XXXXXXXX	XXXXXXXX	Non-QM/compliant	No	Yes
XXXXXXXX	XXXXXXXX	Non-QM/compliant	No	Yes
XXXXXXXX	XXXXXXXX	Non-QM/compliant	No	Yes
XXXXXXXX	XXXXXXXX	Non-QM/compliant	No	Yes
XXXXXXXX	XXXXXXXX	Not covered/exempt	No	No
8